Quarterly Results of Operations (Unaudited) (LendingClub Corp)	12 Months Ended
Dec. 31, 2016
LendingClub Corp [Member]
Quarterly Results of Operations (Unaudited)

22. Quarterly Results of Operations (Unaudited)

The following table sets forth our unaudited consolidated statement of operations data for each of the eight quarters ended December 31, 2016. The unaudited quarterly statement of operations data set forth below have been prepared on the same basis as our audited consolidated financial statements and reflect, in the opinion of management, all adjustments of a normal, recurring nature that are necessary for a fair statement of the unaudited quarterly statement of operations data. Our historical results are not necessarily indicative of our future operating results. The following quarterly consolidated financial data should be read in conjunction with the consolidated financial statements and the related notes included elsewhere in this Report.

Quarters Ended	December 31, 2016	September 30, 2016	June 30, 2016	March 31, 2016
Net operating revenue:
Transaction fees	$101,568	$100,813	$96,605	$124,508
Servicing fees	22,951	16,513	11,603	16,942
Management fees	3,076	1,964	3,053	3,545
Other revenue (expense)	1,607	(6,681)	(8,870)	6,270
Total net operating revenue	$129,202	$112,609	$102,391	$151,265
Net interest income and other adjustments	1,320	1,947	1,049	1,029
Total net revenue	$130,522	$114,556	$103,440	$152,294
Operating expenses:
Sales and marketing	55,457	44,901	49,737	66,575
Origination and servicing	18,296	16,332	20,934	19,198
Engineering and product development	32,522	29,428	29,209	24,198
Other general and administrative	56,740	58,940	53,457	38,035
Goodwill impairment	—	1,650	35,400	—
Total operating expenses	$163,015	$151,251	$188,737	$148,006
Income (loss) before income tax expense	(32,493)	(36,695)	(85,297)	4,288
Income tax (benefit) expense	(224)	(209)	(3,946)	151
Net income (loss)	$(32,269)	$(36,486)	$(81,351)	$4,137
Other data(1):
Loan originations(2)	$1,987,278	$1,972,034	$1,955,401	$2,750,033
Weighted-average common shares - Basic	395,877,053	391,453,316	382,893,402	380,266,636
Weighted-average common shares - Diluted	395,877,053	391,453,316	382,893,402	392,397,825
Net income (loss) per share:
Basic	$(0.08)	$(0.09)	$(0.21)	$0.01
Diluted	$(0.08)	$(0.09)	$(0.21)	$0.01

(1)	For more information about loan originations, see “Item 7 – Management’s Discussion and Analysis – Key Operating and Financial Metrics.”

(2)	Loan originations include loans facilitated through the platform plus outstanding purchase commitments at period end.

Quarters Ended	December 31, 2015	September 30, 2015	June 30, 2015	March 31, 2015
Net operating revenue:
Transaction fees	$114,955	$100,420	$85,651	$72,482
Servicing fees	11,941	8,999	6,479	5,392
Management fees	3,313	2,900	2,548	2,215
Other revenue (expense)	4,262	2,743	1,441	956
Total net operating revenue	$134,471	$115,062	$96,119	$81,045
Net interest income and other adjustments	1,047	1,214	798	187
Total net revenue	$135,518	$116,276	$96,917	$81,232
Operating expenses:
Sales and marketing	$53,537	$44,018	$39,501	$34,470
Origination and servicing	17,696	16,732	14,706	12,201
Engineering and product development	23,887	21,063	18,214	13,898
Other general and administrative	35,245	32,280	28,247	26,410
Total operating expenses	$130,365	$114,093	$100,668	$86,979
Income (loss) before income tax expense	5,153	2,183	(3,751)	(5,747)
Income tax expense	584	1,233	389	627
Net income (loss)	$4,569	$950	$(4,140)	$(6,374)
Other data(1):
Loan originations(2)	$2,579,201	$2,235,647	$1,911,759	$1,635,090
Weighted-average common shares - Basic	378,631,340	375,982,120	372,841,945	371,959,312
Weighted-average common shares - Diluted	402,634,010	401,934,880	372,841,945	371,959,312
Net income (loss) per share:
Basic	$0.01	$0.00	$(0.01)	$(0.02)
Diluted	$0.01	$0.00	$(0.01)	$(0.02)

(1)	For more information about loan originations, see “Item 7 – Management’s Discussion and Analysis – Key Operating and Financial Metrics.”

(2)	Loan originations include loans facilitated through the platform plus outstanding purchase commitments at period end.